Legal Proceedings	6 Months Ended
Jun. 30, 2020
Legal Proceedings [Abstract]
Legal Proceedings

20 Legal proceedings

Settlement agreement: On 4 September 2018, ING announced that it had entered into a settlement agreement with the Dutch Public Prosecution Service relating to previously disclosed investigations regarding various requirements for client on-boarding and the prevention of money laundering and corrupt practices. Under the terms of the settlement agreement ING paid a fine of EUR 675 million and EUR 100 million for disgorgement. In connection with the investigations, ING had also received information requests from the US Securities and Exchange Commission (“SEC”). As ING announced on 5 September 2018, ING has received a formal notification from the SEC that it has concluded its investigation. In the letter dated 4 September 2018 the Division of Enforcement states that, based on information as of the date thereof, it does not intend to recommend an SEC enforcement action against ING. Following the entry into the settlement agreement, ING has experienced heightened scrutiny from authorities in various countries. ING is also aware, including as a result of media reports, that other parties may, among other things, seek to commence legal proceedings against ING in connection with the subject matter of the settlement, have filed requests with the Court of Appeal in The Netherlands to reconsider the prosecutor’s decision to enter into the settlement agreement with ING and not to prosecute ING or (former) ING employees and that the Court of Appeal is now taking procedural steps as part of due process of law before entering into its final decision making. In addition other parties have filed or may file requests for disciplinary proceedings against ING employees based on the Dutch “Banker’s oath”.

Findings regarding AML processes: As previously disclosed, after its September 2018 settlement with Dutch authorities concerning Anti-Money Laundering matters, and in the context of significantly increased attention on the prevention of financial economic crime, ING has experienced heightened scrutiny by authorities in various countries. The interactions with such regulatory and judicial authorities have included, and can be expected to continue to include, onsite visits, information requests, investigations and other enquiries. Such interactions, as well as ING’s internal assessments in connection with its global enhancement programme, have in some cases resulted in satisfactory outcomes, and also have resulted in, and may continue to result in, findings, or other conclusions which may require appropriate remedial actions by ING, or may have other consequences. ING intends to continue to work in close cooperation with authorities as it seeks to improve its management of non-financial risks in terms of policies, tooling, monitoring, governance, knowledge and behaviour.

Interest rate derivatives claims: ING is involved in several legal proceedings in the Netherlands with respect to interest rate derivatives that were sold to clients in connection with floating interest rate loans in order to hedge the interest rate risk of the loans. These proceedings are based on several legal grounds, depending on the facts and circumstances of each specific case, inter alia alleged breach of duty of care, insufficient information provided to the clients on the product and its risks and other elements related to the interest rate derivatives that were sold to clients. In some cases, the court has ruled in favour of the claimants and awarded damages, annulled the interest rate derivative or ordered repayment of certain amounts to the claimants. The total amounts that need to be repaid or compensated in some cases still need to be determined. ING may decide to appeal against adverse rulings. Although the outcome of the pending litigation and similar cases that may be brought in the future is uncertain, it is possible that the courts may ultimately rule in favour of the claimants in some or all of such cases. Where appropriate a provision has been taken. The aggregate financial impact of the current and future litigation could become material.

As requested by the AFM, ING has reviewed a significant part of the files of clients who bought interest rate derivatives. In December 2015, the AFM concluded that Dutch banks may have to re-assess certain client files, potentially including certain derivative contracts that were terminated prior to April 2014 or other client files. As advised by the AFM, the Minister of Finance appointed a Committee of independent experts (the “Committee”) which has established a uniform recovery framework for Dutch SME clients with interest rate derivatives. ING has adopted this recovery framework and has reassessed individual files against this framework. ING has taken an additional provision for the financial consequences of the recovery framework. In 2017, ING has informed the majority of the relevant clients whether they are in scope of the recovery framework, and thus eligible for compensation, or not. Because implementation by ING of the uniform recovery framework encountered delay, ING has previously offered advance payments to customers out of the existing provision. As of December 2018, all customers in scope of the uniform recovery framework have received an offer of compensation from ING (including offers of no compensation). In July 2020, the independent derivative dispute committee rejected all claims by the client against ING in ING’s last open file under the uniform recovery framework.

Interest surcharges claims: ING received complaints and was involved in litigation with natural persons (natuurlijke personen) in the Netherlands regarding increases in interest surcharges with respect to several credit products, including but not limited to commercial property (commercieel verhuurd onroerend goed). ING has reviewed the relevant product portfolio. The provision previously taken has been reversed for certain of these complaints. All claims are dealt with individually. Thus far, the courts have ruled in favour of ING in each case, ruling that ING was allowed to increase the interest surcharged based upon the essential obligations in the contract. In line with the Dutch Supreme Court ruling in a case involving another bank, ING will continue to deal with all claims individually.

Criminal proceedings regarding cash company financing: In June 2017, a Belgian criminal Court ruled that ING Luxembourg assisted third parties in 2000 to commit a tax fraud in the context of the purchase of the shares of a cash company. The Court convicted ING Luxembourg, among others, and ordered ING to pay a penal fine of EUR 120,000 (suspended for half of the total amount). The court also ordered ING Luxembourg jointly and severally with other parties, to pay EUR 31.48 million (together with any interest payable under applicable law) to the bankruptcy trustee of the cash company. In July 2017, ING Luxembourg filed an appeal against this judgment. A settlement with all the civil parties involved was reached in mid-2018. However, this settlement does not apply to the criminal conviction of ING Luxembourg. In January 2020, the Court of Appeal of Antwerp reformed the first judgment: ING Luxemburg benefitted from an "opschorting van de uitspraak/suspension du prononcé" which means that the conviction has been upheld, but no penal sanction has been pronounced (penalties suspended). The judgement is now final.

Mortgage expenses claims: ING Spain has received claims and is involved in procedures with customers regarding reimbursement of expenses associated with the formalisation of mortgages. In most court proceedings in first instance the expense clause of the relevant mortgage contract has been declared null and ING Spain has been ordered to reimburse all or part of the applicable expenses. The courts in first instance have applied in their rulings different criteria regarding the reimbursement of expenses. ING Spain has filed an appeal against a number of these court decisions. ING Spain has also been included, together with other Spanish banks, in three class actions filed by customer associations. The outcome of the pending litigation and similar cases that may be brought in the future is uncertain. A provision has been taken. However, the aggregate financial impact of the current and future litigation could change. In February 2018, the Spanish Supreme Court ruled that Stamp Duty (Impuesto de Actos Jurídicos Documentados) expenses are chargeable to the customer, while in October 2018 it ruled that Stamp Duty is chargeable to the banks. In November 2018, the Spanish Supreme Court clarified the issue regarding Stamp Duty by stating that this tax should be borne by the customer. As for the remaining types of the expenses, in January 2019, the Spanish Supreme Court issued several decisions that stated that the client and the bank each have to bear half of the notary and management company costs and that registry costs have to be borne in full by the bank. Allocation of valuation costs between the bank and the customer were not addressed by the Spanish Supreme Court decisions and remain uncertain. In July 2020, the European Court of Justice ruled that if the clause that regulates the mortgage formation costs is declared null and void, any mortgage formation costs payable pursuant to such clause have to be borne in full by the bank, and not equally divided between the bank and the customer, contrary to the Spanish Supreme Court in its January 2019 ruling. ING Spain is assessing the impact of this decision on claims from customers against ING.

For further information regarding legal proceedings we refer to note 46 “Legal proceedings” in ING Group’s 2019 Consolidated financial statements as included in the Form 20-F.